Segments	12 Months Ended
Dec. 31, 2021
Segments [abstract]
Segments
Segment reporting
35

Segments
ING Group’s segments are based on the internal reporting structure by lines of business.
The Executive Board of ING Group and the Management Board Banking (together the Chief Operating Decision
Maker (CODM)) set the performance targets, approve and monitor the budgets prepared by the business lines.
Business lines formulate strategic, commercial, and financial plans in conformity with the strategy and performance targets set by the CODM.
Recognition and measurement of segment results are in line with the accounting policies as described in Note 1
‘Basis of preparation and significant accounting policies’. The results for the period for each reportable segment are after intercompany and intersegment eliminations and are those reviewed by the CODM to assess performance of the segments. Corporate expenses are allocated to business lines based on time spent by head
office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.
The following table specifies the segments by line of business and main sources of income of each of the
segments:
Specification of the main sources of income of each of the segments by line of business
Segments by line of business

Main source of income
Retail Netherlands
(Market Leaders)
Income from retail and private banking activities in the Netherlands, including the
SME and mid-corporate segments, and the Real Estate

Finance portfolio related to
Dutch domestic mid-corporates. The main products offered

are current and savings
accounts, business lending, mortgages and other consumer lending in the
Netherlands.
Retail Belgium
(Market Leaders)
Income from retail and private banking activities in Belgium (including
Luxembourg), including the SME and mid-corporate segments. The main products offered are similar to those in the Netherlands.
Retail Germany
(Challengers and Growth Markets)
Income from retail and private banking activities in Germany (including Austria). The main products offered are current and savings accounts,

mortgages and other
customer lending.
Retail Other
(Challengers and Growth Markets)
Income from retail banking activities in the rest of the world, including the SME and mid-corporate segments in specific countries. The main products offered are similar
to those in the Netherlands.
Wholesale Banking
Income from wholesale banking activities. The main products are: lending, debt capital markets, working capital solutions, export finance, daily banking solutions, treasury and risk solutions, and corporate finance.
Specification of geographical split of the segments
Geographical split of the segments Main countries
The Netherlands
Belgium Including Luxembourg
Germany Including Austria
Other Challengers
Australia, Czech Republic, France, Italy,

Spain, Portugal, Other
Growth Markets
Poland, Romania, Turkey,

Philippines and Asian stakes
Wholesale Banking Rest of World UK, Americas, Asia and other countries in Central and Eastern Europe
Other Corporate Line
ING Group monitors and evaluates the performance of ING Group at a consolidated level and by segment using results based on figures according to IFRS as adopted by the European Union (IFRS-EU). The Executive Board and
the Management Board Banking consider this measure to be relevant to an understanding of the Group’s financial performance, because it allows investors to understand the primary method used by management to evaluate the Group’s operating performance and make decisions about allocating resources.
In addition, ING Group believes that the presentation of results in accordance with IFRS-EU helps investors compare its segment performance on a meaningful basis by highlighting result before tax attributable to ongoing
operations and the profitability of the segment businesses. IFRS-EU result is derived by including the impact of
the IFRS-EU ‘IAS 39 carve out’ adjustment.
The IFRS-EU ‘IAS 39 carve-out’ adjustment relates to fair value portfolio hedge accounting strategies for the mortgage and savings portfolios in the Benelux, Germany and Other Challengers that are not eligible under IFRS-
IASB. As no hedge accounting is applied to these mortgage and savings portfolios under

IFRS-IASB, the fair value
changes of the derivatives are not offset by fair value changes of the hedge items (mortgages and savings).
The segment reporting in the annual report on Form 20-F has been prepared in accordance with International
Financial Reporting Standards as issued by the EU (IFRS-EU) and reconciled to International Financial

Reporting
Standards as issued by the International Accounting Standards Board (IFRS-IASB) for consistency with the other financial information contained in this report. The difference between the accounting standards is reflected in the Wholesale Banking segment, and in the geographical split of the segments in the Netherlands, Belgium,
Germany and Other Challengers.

Reference is made to Note 1 ‘Basis of preparation and significant accounting policies’ for a reconciliation between IFRS-EU and IFRS-IASB. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.
ING Group reconciles the total segment results to the total result using Corporate Line. The Corporate Line is a reflection of capital management activities and certain income and expenses that are not allocated to the
banking businesses, including the recognition of

value-added tax (VAT)

refunds in the Netherlands (recorded
under expenses). In 2021, income was supported by a EUR 143

million conditional TLTRO III benefit and the
recognition of a EUR 72

million receivable related to the insolvency of a financial institution, while expenses
included EUR 87

million of regulatory costs due to an incidental
50 % increase in the Dutch bank tax as well as a
significantly lower VAT

refund compared with the previous year. In 2020, net interest income on the Corporate
Line sharply declined, mainly due to lower interest results from foreign currency hedging due to lower interest rate differentials. In 2019, a EUR 119

million gain from the release of a currency translation reserve following the sale of ING’s stake in Kotak Mahindra Bank was included, and the recognition of a EUR 79 million receivable
related to the insolvency of a financial institution (both recorded under income). Furthermore,

the Corporate
Line includes the isolated legacy costs (mainly negative interest results) caused by the replacement of short-term funding with long-term funding during 2013 and

2014. ING Group applies a system of capital charging for its banking operations in order to create a comparable basis for the results of business units globally, irrespective of the business units’ book equity and the currency

they operate in.
The information presented in this note is in line with the information presented to the Executive Board of ING
Group and Management Board Banking.
This note does not provide information on the revenue specified to each product or service as this is not reported
internally and is therefore not readily available.
Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
12 month period 2021 2020 2019
in EUR million Income Expenses Taxation
Non-
controlling
interests Net result 1 Income Expenses Taxation
Non-
controlling
interests Net result 1 Income Expenses Taxation
Non-
controlling
interests Net result 1
Net result IFRS-IASB attributable to equity holder of the
parent
20,093 11,708 2,306 128 5,951 17,227 13,828 1,070 78 2,250 17,125 11,472 1,652 99 3,903
Remove impact of:
Adjustment of the EU 'IAS 39 carve out'
2
-1,603 -429 -1,174 410 176 234 1,181 303 878
Result IFRS-EU
3
18,490 11,708 1,877 128 4,776 17,637 13,828 1,246 78 2,485 18,306 11,472 1,955 99 4,781
1. Net result, after tax and non-controlling interests.
2. ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3. IFRS-EU figures are derived from figures according to IFRS-IASB by excluding the impact of adjustment of the EU 'IAS 39 carve-out'.
ING Group Total
12 month period 2021 2020 2019
in EUR million
ING
Bank Other
Total ING
Group
ING
Bank Other
Total ING
Group
ING
Bank Other
Total ING
Group
Income
– Net interest income 13,615 -0 13,615 13,600 3 13,604 14,074 4 14,079
– Net fee and commission income 3,517 -0 3,517 3,011 -0 3,011 2,868 -0 2,868
– Total investment

and other income
1,354 5 1,359 1,034 -12 1,022 1,352 8 1,360
Total income 18,485 5 18,490 17,645 -9 17,637 18,295 12 18,306
Expenditure
– Operating expenses 11,195 -3 11,192 11,160 -8 11,153 10,343 9 10,353
– Addition to loan loss provisions 516 0 516 2,675 -0 2,675 1,120 0 1,120
Total expenses 11,711 -3 11,708 13,835 -8 13,828 11,463 9 11,472
Result before taxation 6,774 8 6,782 3,810 -1 3,809 6,831 3 6,834
Taxation 1,876 1 1,877 1,317 -71 1,246 1,889 66 1,955
Non-controlling interests 128 0 128 78 78 99 99
Net result IFRS-EU 4,770 7 4,776 2,415 70 2,485 4,843 -63 4,781
Adjustment of the EU 'IAS 39 carve out' 1,174 1,174 -234 -234 -878 -878
Net result IFRS-IASB attributable to equity holder of the parent 5,944 7 5,951 2,180 70 2,250 3,966 -63 3,903
Segments by line of business

12 month period 2021 2020 2019
in EUR million Retail
Nether-
lands
Retail
Belgium
Retail
Ger-
many 1
Retail
Other 1
Wholesale
Banking
Corporate
Line Total
Retail
Nether-
lands
Retail
Belgium
Retail
Ger-
many
Retail
Other
Wholesale
Banking
Corporate
Line Total
Retail
Nether-
lands
Retail
Belgium
Retail
Ger-
many
Retail
Other
Wholesale
Banking
Corporate
Line Total
Income
–

Net interest income
3,290 1,747 1,447 2,712 4,151 267 13,615 3,511 1,816 1,587 2,760 3,718 212 13,604 3,541 1,907 1,579 2,787 3,794 470 14,079
–

Net fee and commission income
771 519 497 530 1,197 3 3,517 681 413 437 412 1,069 -1 3,011 674 374 268 423 1,135 -6 2,868
–

Total investment

and other income
201 209 65 361 568 -45 1,359 279 145 93 89 609 -192 1,022 290 161 138 298 369 103 1,360
Total income 4,262 2,475 2,009 3,602 5,916 226 18,490 4,471 2,373 2,117 3,261 5,396 18 17,637 4,505 2,442 1,985 3,509 5,298 568 18,306
Expenditure
–

Operating expenses
2,403 1,667 1,174 2,452 2,926 570 11,192 2,236 1,737 1,110 2,469 3,218 383 11,153 2,210 1,609 1,080 2,210 2,937 307 10,353
–

Additions to loan loss provision
-76 225 49 202 117 0 516 157 514 57 593 1,351 2 2,675 91 186 -53 364 532 -0 1,120
Total expenses 2,326 1,892 1,223 2,654 3,042 570 11,708 2,393 2,251 1,167 3,063 4,568 385 13,828 2,301 1,794 1,027 2,574 3,469 307 11,472
Result before taxation 1,936 583 786 949 2,874 -345 6,782 2,078 122 950 199 827 -367 3,809 2,204 647 957 935 1,830 261 6,834
Taxation 499 146 252 212 703 65 1,877 523 51 331 105 295 -58 1,246 558 192 328 234 464 179 1,955
Non-controlling interests 0 4 98 26 -0 128 -1 0 4 55 20 -0 78 -0 0 3 82 14 -0 99
Net result IFRS-EU 1,437 437 529 639 2,144 -410 4,776 1,556 71 615 39 512 -308 2,485 1,646 455 627 619 1,352 82 4,781
Adjustment of the EU 'IAS 39 carve out' 1,174 1,174 -234 -234 -878 -878
Net result IFRS-IASB 1,437 437 529 639 3,318 -410 5,951 1,556 71 615 39 278 -308 2,250 1,646 455 627 619 474 82 3,903
1 In the fourth quarter of 2021, ING exited from the retail banking markets in Austria and the Czech Republic.
Geographical split of the segments

12 month period 2021 2020 2019
in EUR million
Nether-
lands Belgium
Ger-
many 1
Other
Challen
gers 1
Growth
Markets
Wholesale
Banking
Rest of
World Other Total
Nether-
lands Belgium
Ger-
many
Other
Challen
gers
Growth
Markets
Wholesale
Banking
Rest of
World Other Total
Nether-
lands Belgium
Ger-
many
Other
Challen
gers
Growth
Markets
Wholesale
Banking
Rest of
World Other Total
–

Net interest income
4,068 2,109 1,943 1,889 1,532 1,805 268 13,615 4,178 2,116 2,090 1,781 1,578 1,654 208 13,604 4,213 2,233 2,122 1,808 1,610 1,633 461 14,079
– Net fee and
commission income
1,070 717 525 331 351 520 3 3,517 981 583 468 276 286 418 -1 3,011 994 533 315 283 304 446 -7 2,868
–

Total investment

and
other income
314 265 121 88 446 171 -46 1,359 398 196 127 27 215 243 -184 1,022 119 233 169 16 420 292 111 1,360
Total income 5,452 3,092 2,589 2,308 2,330 2,496 226 18,490 5,557 2,896 2,684 2,084 2,078 2,315 23 17,637 5,325 2,999 2,606 2,107 2,334 2,370 566 18,306
Expenditure
–

Operating expenses
3,279 1,960 1,346 1,547 1,276 1,214 570 11,192 3,347 2,037 1,270 1,566 1,272 1,273 387 11,153 2,994 1,925 1,237 1,318 1,277 1,293 308 10,353
–

Additions to loan loss
provision
28 184 117 99 110 -21 0 516 421 589 267 298 412 684 2 2,675 146 268 -40 171 271 303 -0 1,120
Total expenses 3,307 2,143 1,463 1,646 1,386 1,192 570 11,708 3,769 2,627 1,537 1,864 1,684 1,957 390 13,828 3,140 2,194 1,197 1,489 1,548 1,596 308 11,472
Result before taxation 2,145 948 1,125 662 944 1,303 -345 6,782 1,788 269 1,146 220 395 357 -367 3,809 2,185 805 1,409 618 785 774 258 6,834
Retail Banking 1,936 583 786 206 742 4,253 2,078 122 950 -27 225 3,348 2,204 647 957 307 628 4,744
Wholesale Banking 209 365 340 456 202 1,303 -0 2,874 -290 147 197 247 169 357 -0 827 -19 158 451 311 157 774 -3 1,830
Corporate Line -345 -345 -367 -367 261 261
Result before taxation 2,145 948 1,125 662 944 1,303 -345 6,782 1,788 269 1,146 220 395 357 -367 3,809 2,185 805 1,409 618 785 774 258 6,834
Taxation 556 240 359 194 178 287 64 1,877 518 89 381 91 141 85 -59 1,246 549 247 476 207 159 144 173 1,955
Non-controlling
interests
0 4 124 -0 128 -1 0 4 75 -0 78 -0 0 3 96 -0 99
Net result IFRS-EU 1,589 708 762 468 641 1,016 -409 4,776 1,271 180 761 129 178 273 -308 2,485 1,637 558 929 411 530 630 85 4,781
Adjustment of the EU
'IAS 39 carve out'
723 47 390 14 1,174 -177 27 -115 30 -234 -273 -372 -232 -0 -878
Net result IFRS 2,312 755 1,153 482 641 1,016 -409 5,951 1,094 207 647 159 178 273 -308 2,250 1,363 186 697 411 530 630 85 3,903
1 In the fourth quarter of 2021, ING exited from the retail banking markets in Austria and the Czech Republic.